SECURITY DEPOSIT (Tables)	12 Months Ended
Dec. 31, 2024
Security Deposit
SCHEDULE OF SECURITY DEPOSIT

Security Deposit consist of the following:

	December 31,	December 31,
	2024	2023
	US$	US$
Security Deposit which can be lifted within one year	93,475	33,700
Security Deposit which can be lifted in the second and third years	—	57,300
Total	93,475	91,000